Intangible Assets, Net - Schedule of Finite-Lived Intangible Assets, Future Amortization Expense (Detail) ¥ in Thousands	Dec. 31, 2020 CNY (¥)
Goodwill and Intangible Assets Disclosure [Abstract]
2021	¥ 512
2022	466
2023	354
2024	311
2025	¥ 211